Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 93	$ 91
Less – accumulated depreciation		(37)	(20)
Property and Equipment, Net	$ 47	56	71
Computers And Software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		45	44
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		19	18
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		10	10
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 19	$ 19